Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt

As of December 31, 2014, required principal payments under the terms of the long-term debt for each of the five years after December 31, 2014 are as follows (dollars in thousands):

YEAR	Amount
2015	$—
2016	—
2017	—
2018	—
2019	—
Thereafter	500,000

Total	$500,000